PIMCO National Intermediate Municipal Bond Fund Expense Example - PIMCO National Intermediate Municipal Bond Fund	Mar. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	475
Expense Example, with Redemption, 5 Years	659
Expense Example, with Redemption, 10 Years	1,193
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	232
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	$ 1,430